Significant accounting policies, judgements, estimates and assumptions - Significant judgement: accounting for interests in other entities (Details) shares in Thousands, $ in Millions		2 Months Ended	12 Months Ended
		Feb. 27, 2022 director	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 01, 2022 USD ($)
Disclosure of associates [line items]
Investments in associatesa	[1]		$ 8,201	$ 21,001
Profit (loss) before taxation			15,405	15,227	$ (24,888)
Gains on sale of businesses and fixed assets			3,866	1,876	2,874
Angola
Disclosure of associates [line items]
Financial assets, at fair value						$ 6,900
Gains on sale of businesses and fixed assets			3,900
Azule Energy Holdings Limited [Member]
Disclosure of associates [line items]
Profit (loss) before taxation			621
oil production & operations
Disclosure of associates [line items]
Gains on sale of businesses and fixed assets			$ 3,446	$ 869	360
Aker BP [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			15.90%	27.85%
Estimate at acquisition date of proportion of voting rights held in associate				15.90%
Aker BP [Member] | oil production & operations
Disclosure of associates [line items]
Proportion of ownership interest in associate				27.90%
Gains on sale of businesses and fixed assets			$ 904
Rosnefta
Disclosure of associates [line items]
Proportion of ownership interest in associate				18.50%
Number of company-nominated directors on board | director		2
Investments in associatesa			0	$ 14,354
Profit (loss) before taxation			25,520	$ 3,785	$ (77)
Rosnefta | Carrying amount
Disclosure of associates [line items]
Investments in associatesa			0
Rosnefta | Carrying amount | oil production & operations
Disclosure of associates [line items]
Investments in associatesa			$ 0
Azule Energy Holdings Limited [Member]
Disclosure of associates [line items]
Number of shares issued | shares			500

[1]	See Note 1 - Significant judgements and estimate: investment in Rosneft for further information